SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 1,043,099,655	$ 619,948,777	$ 433,969,569
Advertising Expense	5,331,088	2,637,778	3,276,393
Government Subsidies Received	3,107,229	3,301,463	440,210
Government Subsidies	3,113,877	3,327,169	464,327
Foreign Currency Transaction Gain (Loss), Realized	1,288,132	5,186,540	1,691,122
Aggregate amounts of Cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 316,351,713	372,001,401
Small Scale VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%
General VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	17.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Zhixuesi Education Consulting Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Simple VAT Collection Method Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%
Yidu Huida Education Technology (Beijing) Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Educational Programs And Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 950,417,433	585,046,737	415,002,434
Mobby Courses [Member]
Significant Accounting Policies [Line Items]
Refund Of Course Fees Percentage	60.00%
Online Education Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 48,878,453	24,710,561	15,489,758
Sales Of Education Materials Online Advertising Services And Others [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 43,803,769	$ 10,191,479	$ 3,477,377
Firstleap [Member]
Significant Accounting Policies [Line Items]
Refund Of Course Fees Percentage	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Beijing Xueersi Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Beijing Century TAL Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Xinxin Xiangrong Education Technology Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Pengxin TAL Industrial investment Shanghai Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%